Credit Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 603
Outstanding Unsecured Letter Of Credit
Credit Agreements Details [Line Items]
Letters of credit outstanding amount	105
Outstanding Secured Letter Of Credit
Credit Agreements Details [Line Items]
Letters of credit outstanding amount	370
Combined Credit Facility
Credit Agreements Details [Line Items]
Total amount of credit facilities available	300
Amount of unsecured borrowing capacity	100
$150 milllion Committed Secured Letter Of Credit Facility
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 150	$ 55
Maturity date of facility	Dec. 17, 2020
$50 million Committed Secured Letter Of Credit Facility
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 50	$ 12
Maturity date of facility	Dec. 21, 2019
Secured and Unsecured Credit Facilities Not Yet Expired
Credit Agreements Details [Line Items]
Total amount of credit facilities available	$ 101